                         File Nos. 33-62470 and 811-7704
     As filed with the Securities and Exchange Commission on August 6, 2002
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 49                                              [X]


                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 51                                                             [X]


                              SCHWAB CAPITAL TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

                                 (415) 627-7000
                                 --------------
              (Registrant's Telephone Number, including Area Code)


                                   Jeff Lyons
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)


                          Copies of communications to:


Richard W. Grant, Esq.          John Loder, Esq.             Koji Felton, Esq.
Morgan Lewis & Bockius LLP      Ropes & Gray                 Charles Schwab Investment
1701 Market Street              One International Place      Management, Inc.
Philadelphia, PA 19103          Boston, MA 02110-2624        101 Montgomery Street
                                                             120KNY-14-109
                                                             San Francisco, CA  94104


It is proposed that this filing will become effective (check appropriate box)


         / / Immediately upon filing pursuant to paragraph (b)
         /X/ On August 6, 2002, pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(1)
         / / On (date), pursuant to paragraph (a)(1)
         / / 75 days after filing pursuant to paragraph (a)(2)
         / / On (date), pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:
         / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Part C

SCHWAB


HEDGED EQUITY FUND(TM)




         PROSPECTUS
         August 6, 2002












         As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates other-wise is committing a federal crime.

                                                             [SCHWAB FUNDS LOGO]

SCHWAB
HEDGED EQUITY FUND(TM)



ABOUT THE FUND

 4  Strategy
 5  Main risks
 6  Fund fees and expenses
 7  Fund management

INVESTING IN THE FUND

 9  Buying shares
10  Selling/exchanging shares
11  Transaction policies
12  Distributions and taxes

ABOUT THE FUND


The Schwab Hedged Equity Fund(TM) invests in long and short positions in U.S. equity securities. The fund's port- folio managers establish long positions and then sell stocks short in an effort to hedge, or reduce, the market risk of the fund's portfolio of long positions. The fund does not establish an individual short position specifically to hedge an individual long position, but rather as part of its strategy to reduce the risk of the fund's overall exposure to the broad equity market. The fund makes money on the long positions if those stocks go up in price and on short positions if those stocks go down in price.



The fund is designed to harness the power of the Schwab Equity Research Department's proprietary equity rating approach, which rates a large universe of stocks according to each stock's expected performance versus the market. Schwab rates stocks based on multiple financial and investment metrics that historically have been shown to indicate stock price performance.



The fund takes its long decisions from a pool of the higher rated stocks and its short decisions from a pool of the lower rated stocks.



In addition to the proprietary Schwab Equity Ratings(TM) used for stock selection, the fund's portfolio managers use specialized software to construct the portfolio and manage overall risk. This management process is designed to create a diversified portfolio while still benefiting from the stock selection process. Taken together, these techniques are designed to complement each other and create a portfolio with the potential for capital appreciation over market cycles with lower volatility than the S&P 500 Index.


This fund is appropriate for long-term investors who are looking for equity returns superior to the broad equity market but are concerned about market volatility.

         The fund's principal investment objective is long-term capital appreciation over market cycles with lower volatility than the broad equity market.



SCHWAB
HEDGED EQUITY FUND(TM)




TICKER SYMBOL     SWHEX




LONG AND SHORT POSITIONS



When the fund takes a long position, it purchases a stock outright. When the fund takes a short position, it sells a security that it has borrowed. To complete, or close out, the short sale transaction, the fund buys the same stock in the market and returns it to the lender. The fund makes money if the market price of the stock goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.



Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in securities prices. In an effort to enhance return, the portfolio managers also may leverage the fund's portfolio by engaging in borrowing or using options and futures contracts.



STRATEGY


TO PURSUE ITS INVESTMENT OBJECTIVE, THE FUND WILL ESTABLISH LONG AND SHORT POSITIONS IN EQUITY SECURITIES ISSUED BY U.S. COMPANIES. Under normal circumstances it will invest at least 80% of its assets in these investments; typically, the actual percentage will be higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund may purchase or sell short securities of companies of any size.



The fund is designed to harness the power of the Schwab Equity Research Department's proprietary equity rating approach, which evaluates stocks on the basis of a wide variety of investment criteria from four broad categories: fundamentals, valuation, momentum and risk. Schwab Equities Ratings(TM) are designed to identify stocks that will outperform, or underperform, the market as a whole. Historically, these investment criteria have been found by Schwab to indicate stock price performance. The fund purchases from among the higher rated stocks and shorts stocks from among the lower rated stocks. The goal of the fund in establishing its short positions is to reduce the volatility of the overall portfolio while allowing the fund to profit from overpriced securities whose values decline.



In addition to the proprietary Schwab Equity Ratings used for stock selection, the fund's portfolio managers use specialized software to construct the portfolio and manage overall risk. This management process is designed to create a diversified portfolio while still benefiting from the stock selection process.



During unusual economic or market conditions or for temporary defensive or liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. The investment adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When the fund engages in such activities, it may not achieve its investment objective.



4  Hedged Equity Fund

         The fund could be appropriate for long-term investors seeking equity exposure with lower volatility than broad market indices, such as the S&P 500(R) Index.




MAIN RISKS


STOCK PRICES AND STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to stock price performance, the value of your investment in the fund will fluctuate, which means that you could lose money. Many factors can affect stock price performance. Political and economic news can influence both individual stock prices and the broader stock market, over both the short- and the long-term. Other factors may affect a single company or an industry, but not the broader market (for example, rising oil prices may lead to a decline in airline stocks).



THE FUND'S USE OF SHORT SELLING MAY REDUCE THE RISK OF GENERAL EQUITY MARKET VOLATILITY BUT CANNOT COMPLETELY ELIMINATE THAT RISK. Due to the composition of the portfolio, the fund's performance may have a low correlation to the overall stock market, as represented by the S&P 500 Index.



THE FUND'S LONG POSITIONS COULD DECLINE IN VALUE AT THE SAME TIME THAT THE VALUE OF THE STOCKS SOLD SHORT INCREASES, THEREBY INCREASING THE POTENTIAL FOR LOSS. While the potential losses associated with long positions are typically limited to the original cost of the securities, the potential for losses associated with short positions is much greater than the original value of the securities sold short. The fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request the borrowed securities be returned to it on short notice, and the fund may have to buy the borrowed securities at an unfavorable price, resulting in a loss.



The use of borrowing and short sales may cause the fund to have higher expenses (especially interest and dividend expense) than those of equity mutual funds that do not use such techniques.



In addition, if the fund buys and sells portfolio securities actively, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gains distributions.



OTHER RISK FACTORS


Although the fund's main risks are associated with its stock investments, its other investment strategies also may involve risks, which could affect how success- fully the fund pursues its strategy.



For example, derivatives (including options, futures and options on futures), which the fund may use to enhance returns or hedge against market declines, may fail to serve their intended purposes. This could result from the risks associated with the markets in which the derivatives themselves trade or because of an imperfect correlation between the changes in the market value of the fund's port- folio securities and the prices of the derivatives.



Using borrowed money to increase the fund's combined long and short exposure creates leverage, which can amplify the effects of market volatility on the fund's share price and make the fund's returns more volatile. The fund's assets that are used as collateral to secure the borrowing may decrease in value while the borrowing is outstanding, which may force the fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower overall fund returns.

PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.



FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.


FEE TABLE(%)


Shareholder fees
--------------------------------------------------------------------------------
Redemption fee 1                                                          1.50

Annual operating expenses(% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           1.75
Distribution (12b-1) fees                                                 None
Other expenses 2
         Estimated dividend expenses
         on securities sold short                                         0.22
         Remainder of other expenses                                      1.55
                                                                       -------
Total annual operating expenses                                           3.52
Expense reduction                                                        (1.30)
                                                                       -------
NET EXPENSES 3                                                            2.22
                                                                       =======



1 Charged only on shares you sell 180 days or less after buying them, and paid directly to the fund.



2    Based on estimated expenses for the current fiscal year.



3 Net operating expenses of 2.00% are guaranteed by Schwab and the investment adviser through 9/3/03 (excluding interest, taxes, certain non-routine expenses and expenses for dividends and interest paid on securities sold short).



Designed to help you compare expenses, the example below uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. The one-year figure is based on net expenses (after application of the expense reduction guaranteed through 9/3/03). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



EXPENSES ON A $10,000 INVESTMENT


1 Year                  3 Years
--------------------------------------------------------------------------------
 $225                    $959



6  Hedged Equity Fund

         The fund's investment adviser, Charles Schwab Investment
         Management, Inc., has more than $143 billion under management.




FUND MANAGEMENT



The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than 6.4 million shareholder accounts. (All figures on this page are as of 6/30/02.)


As the investment adviser, the firm oversees the asset management and administration of the fund. As compensation for these services, the firm receives a management fee from the fund of 1.75% of average daily net assets.

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for fund management. Prior to joining the firm in March 1995, she worked for nearly 15 years in equity index management.


ROBIN JACKSON, a portfolio manager of the investment adviser since 2002, has day-to-day responsibility for fund management. He is also a senior vice president at Schwab Capital Markets LP, a registered broker-dealer affiliated with the investment adviser. He joined Schwab through its acquisition of Bunker Capital Management LLC in 2001. From 1996 until its acquisition, he was a founder and managing member of Bunker Capital. Before founding Bunker Capital, Mr. Jackson worked for eight years in various portfolio management positions, developing and implementing long- and short-trading strategies.



ELIE SPIESEL, a portfolio manager of the investment adviser since 2002, assists Mr. Jackson in day-to-day fund management. He is also a trader and programmer-analyst at Schwab Capital Markets LP. He joined Schwab through its acquisition of Bunker Capital in 2001, where he had worked since March 1998. From 1993 to 1998, he was a vice president of Credit Suisse First Boston, where he had been a trader and specialized in development of derivative products.

INVESTING IN THE FUND


         As a SchwabFunds(R) investor, you have a number of ways to do business with us.

         On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.





8  Investing in the fund

BUYING SHARES


Shares of the fund may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab brokerage account investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.


Schwab is seeking investors for the fund during an initial offering period. As of the date of this prospectus, Schwab anticipates that this period will begin on 8/6/02 and end on 8/30/02, although the period may be extended or otherwise changed. Payment for shares of the fund will not be accepted until the completion of the initial offering period. Orders received after the initial offering period will be executed at the next share price calculated for the fund.



STEP 1

DECIDE HOW MUCH YOU WANT TO INVEST.


MINIMUM INITIAL INVESTMENT                   MINIMUM ADDITIONAL INVESTMENT
--------------------------------------------------------------------------------
$25,000                                      $5,000



STEP 2


CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.


OPTION                     FEATURES
--------------------------------------------------------------------------------
Reinvestment               All dividends and capital gain distributions are
                           invested automatically in shares of the fund.

Cash/reinvestment mix      You receive payment for dividends,
                           while any capital gain
                           distributions are invested in shares
                           of the fund.

Cash You receive payment for all dividends and capital gain distributions.


STEP 3


PLACE YOUR ORDER. Use any of the methods described on the next page. Make checks payable to Charles Schwab & Co., Inc. As of October 1,2002, orders placed in-person or through a telephone representative are subject to a service fee, payable to Schwab.



SCHWAB ACCOUNTS

Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the fund.

For example, when you sell shares in the fund, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as Schwab MoneyLink(R), which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 1-800-435-4000 or visit the Schwab web site at www.schwab.com.

WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

-    Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers) or, for Internet orders, your password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

-    When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.



SELLING/EXCHANGING SHARES


When selling or exchanging shares, please be aware of the following policies:

-    The fund may take up to seven days to pay sale proceeds.


- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.


- As indicated in the fund's fee table, the fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that occur 180 days or less after purchasing them; in attempting to minimize this fee, the fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less.

Exchange orders are limited to other SchwabFunds(R) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


METHODS FOR PLACING DIRECT ORDERS


INTERNET                            SCHWABLINK(R)

www.schwab.com                      Investment professionals should follow the
                                    transaction instructions in the SchwabLink
SCHWAB BY PHONE(TM) 1               manual; for trading assistance, call
                                    1-800-367-5198.
Automated voice service or
speak with a representative at      MAIL
1-800-435-4000 (for TDD
service, call 1-800-345-2550).      Write to SchwabFunds at:
                                    P.O. Box 3812
TELEBROKER(R)                       Englewood, CO 80155-3812

Automated touch-tone phone          IN PERSON 1
service at 1-800-272-4922.
                                    Visit the nearest Charles Schwab branch
                                    office.



1 As of October 1, 2002, orders placed in-person or through a telephone representative are subject to a service fee, payable to Schwab.






10  Investing in the fund

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The fund calculates its share price each business day after the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding.

Orders to buy, sell or exchange shares that are received in good order prior to the close of the fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

If you place an order through a third-party investment provider, please consult with that investment provider to determine when your order will be executed. Generally, you will receive the share price next calculated after the fund receives your order from your investment provider. However, some investment providers may arrange with the fund for you to receive the share price next calculated after your investment provider has received your order. Some investment providers may require that they receive orders prior to a specified cut-off time.

In valuing its securities, the fund uses market quotes if they are readily available. In cases where quotes are not readily available, the fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares.


- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


- To refuse any purchase or exchange order, including large purchase orders that may negatively impact its operations, and orders that appear to be associated with short-term trading activities.

-    To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

-    To withdraw or suspend any part of the offering made by this prospectus.

-    To revise the criteria for redemption fees.

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS THE FUND EARNS. Every year, the fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.


GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another SchwabFund is treated the same as a sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short-term if you held the shares for 12 months or less, long term if you held the shares longer.


AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS THE FUND PAID DURING THE PREVIOUS CALENDAR YEAR. Schwab brokerage account customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB BROKERAGE ACCOUNT CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.


MORE ON DISTRIBUTIONS

If you are investing through a tax- able account and purchase shares of the fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when the fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.




12  Investing in the fund

NOTES

NOTES

NOTES

SCHWAB
HEDGED EQUITY FUND(TM)


         PROSPECTUS
         August 6, 2002



                                                             [SCHWAB FUNDS LOGO]


TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.



SEC FILE NUMBER

Schwab Hedged Equity Fund                    811-7704

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
1-202-942-8090 (Public Reference Section) www.sec.gov publicinfo@sec.gov



SCHWABFUNDS
P.O. Box 3812
Englewood, CO 80155-3812
1-800-435-4000
www.schwab.com/schwabfunds






REG23738FLT

                      STATEMENT OF ADDITIONAL INFORMATION

                          SCHWAB HEDGED EQUITY FUND(TM)

                                 AUGUST 6, 2002

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund's prospectus dated August 6, 2002 (as amended from time to time).


To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 1-800-435-4000, 24 hours a day, or write to the fund at P.O. Box 3812 Englewood, CO 80155-3812. For TDD service call 1-800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.


The fund is a series of Schwab Capital Trust (the trust).

                                TABLE OF CONTENTS


                                                                                          Page
                                                                                          ----
INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND LIMITATIONS.................................    2
MANAGEMENT OF THE FUND..................................................................   16
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................................   25
INVESTMENT ADVISORY AND OTHER SERVICES..................................................   25
BROKERAGE ALLOCATION AND OTHER PRACTICES................................................   27
DESCRIPTION OF THE TRUST................................................................   28
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS AND PRICING OF SHARES.............   29
TAXATION................................................................................   31
CALCULATION OF PERFORMANCE DATA.........................................................   33

            INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVE

THE SCHWAB HEDGED EQUITY FUND(TM) seeks long-term capital appreciation over market cycles with lower volatility than the broad equity market.

The fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of the fund. There is no guarantee the fund will achieve its objective.

The following investment strategy, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund's acquisition of such security or asset unless otherwise noted. (For example, limitations on illiquid securities and borrowing apply at all times.) Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. The fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                         INVESTMENT STRATEGIES AND RISKS

Under normal circumstances the fund will invest at least 80% of its assets in equity securities, primarily common stocks. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, assets mean net assets plus the amount of any borrowings for investment purposes.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING may subject the fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. The fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds. The fund will pay a fee to the bank for using the lines.


Borrowing can also involve leveraging when securities are purchased with the borrowed money. To avoid this, the fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC). Although such borrowing can create an opportunity for increased income and gain, it also creates certain risks. For example, leveraging may magnify changes in the net assets value of the fund's shares and in its portfolio yield. Although borrowing will be fully covered, the fund's assets may change in values while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. The fund will not concentrate its investments in a particular industry or group of industries.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price.

Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or "junk bonds."

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GDSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

Depositary Receipts also include securities issued by a trust representing an undivided beneficial ownership interest in the assets of the trust, usually common stocks of a group of companies. The trust generally holds the deposited common stocks for the benefit of the holders of the depositary receipts. Issuers generally are not registered as investment companies under the Investment Company Act of 1940 (the 1940 Act). The trustee of a trust is typically limited to performing only administrative and ministerial duties, for which it is paid out of trust assets. The risks of investing in depositary receipts generally reflect the risks of the securities held in the trust. The acquisition and disposal of some depositary receipts is limited to round-lots or round-lot multiples. Depositary receipts may trade in the secondary market at prices lower than the aggregate value of the corresponding underlying securities. In such cases, some depositary receipts enable the holders to realize the underlying value of the securities by canceling the receipt and receiving a corresponding amount of underlying securities, which requires the payment of fees and expenses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a diversified mutual fund.

EMERGING OR DEVELOPING MARKETS exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

EQUITY SECURITIES represent ownership interests in a company, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, and interests in real estate investment trusts. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation's assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common stocks becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company's liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are types of securities usually issued with bonds and preferred stock that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations, or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities.

Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the fund endeavors to achieve the most favorable overall results on the fund's transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of the fund's transactions or loss of certificates for the fund's securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of the fund's securities containing foreign investments, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to the fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the fund.

Securities that are acquired by the fund outside the United States and that are publicly traded in the United States on a foreign securities exchange or in a foreign securities market, are not considered illiquid provided that: (1) the fund acquires and holds the securities with the intention of reselling the securities in the foreign trading market, (2) the fund reasonably believes it can readily dispose of the securities in the foreign trading market or for cash in the United States, or (3) foreign market and current market quotations are readily available. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the fund will normally engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

FUTURES CONTRACTS are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission (CFTC) licenses and regulates on foreign exchanges.

The fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, the fund may purchase futures contracts. Such transactions allow the fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. The fund does not intend to engage in speculative futures transactions.

When buying or selling futures contracts, the fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as "marking-to-market." The margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. The fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, the fund will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws.

While the fund may purchase and sell futures contracts in order to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause the fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the fund incurs transaction costs (i.e., brokerage fees) when engaging in futures trading.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time the fund seeks to close out a futures position. If the fund is unable to close out its position and prices move adversely, the fund would have to continue to make daily cash payments to maintain its margin requirements. If the fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the fund may be required to make or take delivery of, and incur extra transaction costs buying or selling, the underlying securities. The fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of the fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INTERFUND BORROWING AND LENDING. The fund may borrow money from and/or lend money to other funds/portfolios in the Schwab complex ("SchwabFunds(R)"). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risk than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

The fund must keep a portion of its assets in cash for business operations. In order to reduce the effect this otherwise uninvested cash would have on its performance, the fund may invest in money market securities.

OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset in part by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by the fund will be covered, which means that the fund will own the securities subject to the option so long as the option is outstanding.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options the fund writes will be covered, which means that the fund will deposit with its custodian cash, U.S. government securities or other liquid debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

The fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. The fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.

Although the fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If the fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if the fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S.

government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.

Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by the fund and the prices of the options, possible lack of a liquid secondary markets, and the resulting inability to close such positions prior to their maturity dates.

The fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the fund, does not exceed 5% of its net assets.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

REAL ESTATE INVESTMENT TRUSTS (REITs) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITS may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of the Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

Like any investment in real estate, a REIT's performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT's performance depends on the types of properties it owns and how well the REIT manages its properties.

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.

Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than -- and at times will perform differently from -- large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the fund, a shareholder will bear indirectly a proportionate share of the REIT's expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

REPURCHASE AGREEMENTS are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. Any repurchase agreements the fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short
- from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause the fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement's seller, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, the fund, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities.

SECURITIES LENDING of portfolio securities is a common practice in the securities industry. The fund may engage in security lending arrangements with the primary objective of increasing its income. For example, the fund may receive cash collateral and may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to loaned securities may pass with the lending of the securities.

The fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and
(4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis, (2) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange, and (3) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds and unit investment trusts are traded on exchanges.

Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.

The fund may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. The fund intends to vote any investment company proxies in accordance with instructions received, or in the same proportion as the vote of all other shareholders. The fund may invest in investment companies that are not registered with the SEC or privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the fund an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds the fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when the fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

SHORT SALES may be used by the fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. The fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if at all times during which the short position is open, the fund owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issue as the securities that are sold short. "Uncovered" short sales are transactions under which the fund sells a security it does not own. To complete such transaction, the fund may borrow the security through a broker to make delivery to the buyer and, in doing so, the fund becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The fund also may have to pay a fee to borrow particular securities, which would increase the cost of the security. In addition, the fund is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until the fund replaces the borrowed securities.

The fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security and, conversely, the fund will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. If the fund sells securities short "against the box," it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.


The fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, the fund will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (1) the market value of the securities sold short, marked-to-market daily, and (2) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale.


U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie
Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SHARES:

1) The fund may not purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2) The fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3) The fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4) The fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5) The fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6) The fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7) The fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE OR BELOW POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act restricts the fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of the fund's investment restriction.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.

Lending. Under the 1940 Act, the fund may only make loans if expressly permitted by its investment policies.

Real Estate. The 1940 Act does not directly restrict the fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The fund has adopted a fundamental policy that would permit direct investment in real estate. However, the fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund's Board of Trustees.

Senior Securities. Senior securities may include any obligation or instrument issued by the fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are "covered" or with appropriate earmarking or segregation of assets to cover such obligations.

Underwriting. Under the 1940 Act, underwriting securities involves the fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE FUND MAY NOT:

1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

3)       Invest more than 15% of its net assets in illiquid securities.

4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that the fund may purchase securities to the extent that the S&P 500(R) is also so concentrated).

6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).


8) Borrow money, except that the fund may (i) borrow money (A) for temporary or emergency purposes or (B) from banks or through an interfund lending facility, if any, and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets.


                             MANAGEMENT OF THE FUND

The fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the fund. The trustees met 6 times during the most recent fiscal year.

Certain trustees are "interested persons." A trustee is considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the fund's investment adviser and distributor.

This information is provided as of July 8, 2002. Each of the officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios (the "fund complex") which, as of July 8, 2002, included 44 funds. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.

Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:

NAME AND DATE OF BIRTH       POSITION(S)  TERM OF OFFICE     PRINCIPAL OCCUPATIONS          OTHER
                             WITH THE     AND LENGTH OF      DURING THE PAST            DIRECTORSHIPS
                             TRUST        TIME SERVED 1      FIVE YEARS

                                       INDEPENDENT TRUSTEES

DONALD F. DORWARD            Trustee      Trustee of         Chief Executive
September 23, 1931                        Schwab Capital     Officer, Dorward &
                                          Trust since 1993.  Associates
                                                             (corporate
                                                             management,
                                                             marketing and
                                                             communications
                                                             consulting firm).
                                                             From 1996 to 1999,
                                                             Executive Vice
                                                             President and
                                                             Managing Director,
                                                             Grey Advertising.

ROBERT G. HOLMES             Trustee      Trustee of         Chairman, Chief
May 15, 1931                              Schwab Capital     Executive Officer
                                          Trust since 1993.  and Director,
                                                             Semloh Financial,
                                                             Inc. (international
                                                             financial services
                                                             and investment
                                                             advisory firm).

DONALD R. STEPHENS           Trustee      Trustee of         Managing Partner,
June 28, 1938                             Schwab Capital     D.R. Stephens &
                                          Trust since 1993.  Company (investments).
                                                             Prior to 1996,
                                                             Chairman and Chief
                                                             Executive Officer
                                                             of North American
                                                             Trust (real estate
                                                             investment trust).

MICHAEL W. WILSEY            Trustee      Trustee of         Chairman and Chief
August 18, 1943                           Schwab Capital     Executive Officer,
                                          Trust since 1993.  Wilsey Bennett,
                                                             Inc. (truck and air
                                                             transportation,
                                                             real estate
                                                             investment and
                                                             management, and
                                                             investments).

----------
1 Each trustee is elected or appointed to office until resignation.

MARIANN BYERWALTER       Trustee          Trustee of         Chairman of JDN            Ms. Byerwalter also
August 13, 1960                           Schwab Capital     Corporate Advisory         is on the Board of
                                          Trust since 2000.  LLC. From 1996 to          Stanford University,
                                                             2001, Ms.                  America First
                                                             Byerwalter was the         Companies, Omaha, NE
                                                             Vice President for         (venture capital/fund
                                                             Business Affairs           management), Redwood
                                                             and Chief Financial        Trust, Inc. (mortgage
                                                             Officer of Stanford        finance), Stanford
                                                             University and, in         Hospitals and
                                                             2001, Special              Clinics, SRI
                                                             Advisor to the             International
                                                             President of               (research),
                                                             Stanford                   LookSmart, Ltd. (an
                                                             University.                Internet
                                                                                        infrastructure
                                                                                        company), PMI Group,
                                                                                        Inc. (mortgage
                                                                                        insurance) and Lucile
                                                                                        Packard Children's
                                                                                        Hospital.

WILLIAM A. HASLER        Trustee          Trustee of         Co-Chief Executive         Mr. Hasler also is on
November 22, 1941                         Schwab Capital     Officer, Aphton            the Board of
                                          Trust since 2000.  Corporation                Directors of
                                                             (bio-pharmaceuticals).     Solectron Corporation
                                                             Prior to August            (manufacturing),
                                                             1998, Mr. Hasler           Tenera, Inc.
                                                             was Dean of the            (services and
                                                             Haas School of             software), Airlease
                                                             Business at the            Ltd. (aircraft
                                                             University of              leasing), Mission
                                                             California,                West Properties
                                                             Berkeley (higher           (commercial real
                                                             education).                estate) and Digital
                                                                                        Microwave Corporation
                                                                                        (a network equipment
                                                                                        corporation).

GERALD B. SMITH          Trustee          Trustee of         Since 1990,                Mr. Smith is also on
September 28, 1950                        Schwab Capital     Chairman and Chief         the Board of
                                          Trust since 2000.  Executive Officer          Directors of
                                                             and founder of             Pennzoil-Quaker State
                                                             Smith Graham & Co.         Company (oil and
                                                             (investment                gas), Rorento N.V.
                                                             advisors).                 (investments -
                                                                                        Netherlands) and
                                                                                        Cooper Industries
                                                                                        (electrical products,
                                                                                        tools and hardware),
                                                                                        and is a member of
                                                                                        the audit committee
                                                                                        of Northern Border
                                                                                        Partners, L.P.
                                                                                        (energy).

                               INTERESTED TRUSTEES

CHARLES R. SCHWAB 2      Chairman and     Chairman and       Chairman, Co-Chief   Director, U.S. Trust
July 29, 1937            Trustee          Trustee of         Executive Officer    Corporation, United
                                          Schwab Capital     and Director, The    States Trust Company
                                          Trust since 1993.  Charles Schwab       of New York; The Gap,
                                                             Corporation; Chief   Inc. (a clothing
                                                             Executive Officer    retailer), Audiobase,
                                                             and Director,        Inc. (full-service
                                                             Schwab Holdings,     audio solutions for
                                                             Inc.; Chairman and   the Internet),
                                                             Director, Charles    Vodaphone AirTouch PLC
                                                             Schwab & Co.,        (a telecommunications
                                                             Inc., Charles        company), Siebel
                                                             Schwab Investment    Systems (a software
                                                             Management, Inc.;    company) and Xign,
                                                             Chairman, Charles    Inc. (a developer of
                                                             Schwab Holdings      electronic payment
                                                             (UK); Chairman and   systems); Director
                                                             Chief Executive      until January 1999,
                                                             Officer, Schwab      Schwab Retirement Plan
                                                             (SIS) Holdings,      Services, Inc., Mayer
                                                             Inc. I, Schwab       & Schweitzer, Inc. (a
                                                             International        securities brokerage
                                                             Holdings, Inc.       subsidiary of The
                                                                                  Charles Schwab
                                                                                  Corporation),
                                                                                  Performance
                                                                                  Technologies, Inc.
                                                                                  (technology company),
                                                                                  TrustMark, Inc.;
                                                                                  Director until July
                                                                                  2001, The Charles
                                                                                  Schwab Trust Company.

----------
2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

JOHN PHILIP COGHLAN 2    President,       President, Chief   Vice Chairman and    Director, Performance
May 6, 1951              Chief            Executive          Executive Vice       Technologies, Inc.,
                         Executive        Officer and        President, The       (technology company);
                         Officer and      Trustee of         Charles Schwab       Director, Charles
                         Trustee          Schwab Capital     Corporation; Vice    Schwab Asset
                                          Trust since 2000.  Chairman and         Management (Ireland)
                                                             President -Retail,   Ltd. and Charles
                                                             Charles Schwab &     Schwab Worldwide Funds
                                                             Co., Inc.; Chief     PLC until March 2002.
                                                             Executive Officer
                                                             and Director,
                                                             Charles Schwab
                                                             Investment
                                                             Management, Inc.;
                                                             President, Chief
                                                             Executive Officer
                                                             and Director, The
                                                             Charles Schwab
                                                             Trust Company;
                                                             Chairman and
                                                             Director, Schwab
                                                             Retirement Plan
                                                             Services, Inc.,
                                                             Schwab Retirement
                                                             Technologies, Inc.
                                                             (formerly
                                                             TrustMark, Inc.).
                                                             Prior to July
                                                             2002, Mr. Coghlan
                                                             was Vice Chairman
                                                             and Enterprise
                                                             President,
                                                             Retirement Plan
                                                             Services and
                                                             Services for
                                                             Investment
                                                             Managers, Charles
                                                             Schwab & Co., Inc.;

----------
2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

JEFFREY M. LYONS 2       Trustee          Trustee of         Executive Vice
February 22, 1955                         Schwab Capital     President, Asset
                                          Trust since 2002.  Management
                                                             Products &
                                                             Services since
                                                             September 2001,
                                                             Charles Schwab &
                                                             Co., Inc.  Prior
                                                             to September 2001,
                                                             Mr. Lyons was
                                                             Executive Vice
                                                             President, Mutual
                                                             Funds, Charles
                                                             Schwab & Co., Inc.

                                    OFFICERS

TAI-CHIN TUNG            Treasurer and    Officer of         Senior Vice
March 7, 1951            Principal        Schwab Capital     President and
                         Financial        Trust since 1996.  Chief Financial
                         Officer.                            Officer, Charles
                                                             Schwab Investment
                                                             Management, Inc.;
                                                             Vice President,
                                                             The Charles Schwab
                                                             Trust Company.

STEPHEN B. WARD          Senior Vice      Officer of         Director, Senior
April 5, 1955            President and    Schwab Capital     Vice President and
                         Chief            Trust since 1991.  Chief Investment
                         Investment                          Officer, Charles
                         Officer.                            Schwab Investment
                                                             Management, Inc.;
                                                             Chief Investment
                                                             Officer, The
                                                             Charles Schwab
                                                             Trust Company.

----------
2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

KOJI E. FELTON           Secretary        Officer of         Senior Vice
March 13, 1961                            Schwab Capital     President, Chief
                                          Trust since 1998.  Counsel and
                                                             Assistant
                                                             Corporate
                                                             Secretary, Charles
                                                             Schwab Investment
                                                             Management, Inc.
                                                             Prior to June
                                                             1998, Mr. Felton
                                                             was a Branch Chief
                                                             in Enforcement at
                                                             the U.S.
                                                             Securities and
                                                             Exchange
                                                             Commission in San
                                                             Francisco.

The continuation of the fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party ("independent trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the trustees call and hold a meeting to decide whether to renew the investment advisory agreement. In preparation for the meeting, the trustees request and review a wide variety of materials provided by the fund's investment adviser, as well as extensive data provided by third parties, and the independent trustees receive advice from counsel to the independent trustees.

At the May 22, 2002, meeting the trustees, including a majority of independent trustees, approved the fund's investment advisory and administration agreement with CSIM (the "agreement") based on their consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the fund under the agreement; (2) the fund's expenses under the agreement and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of CSIM and its affiliates, including Schwab, with respect to the fund, including both direct and indirect benefits accruing to CSIM and its affiliates.

First, with respect to the nature and quality of the services provided by CSIM to the fund, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the fund. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.

Second, with respect to the fund's expenses under the agreement, the trustees considered the fund's projected net operating expense ratio in comparison to those of other comparable mutual funds. The trustees also considered the existence of any economies of scale and whether those were passed along to the fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. They also considered the voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.

Third, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees also considered whether the levels of compensation and profitability under the agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the fund by CSIM and its affiliates.

In its deliberation, the trustees did not identify any particular information that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the trustees, including all of the independent trustees, unanimously approved the continuation of the agreement and concluded that the compensation under the agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

                               TRUSTEE COMMITTEES

The trust has an Audit/Portfolio Compliance Committee that is comprised of all of the independent trustees. This Committee reviews financial statements and other audit-related matters for the trust; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.

The trust has a Nominating Committee, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as a member of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Committee will not consider nominees recommended by shareholders.

                              TRUSTEE COMPENSATION



                                                      Estimated Pension or
 Name of Trustee                 Estimated             Retirement Benefits              Estimated
                          Aggregate Compensation        Accrued as Part of          Total Compensation
                              from the Fund 1              Fund Expenses            from Fund Complex 2
---------------------------------------------------------------------------------------------------------
Charles R. Schwab                    0                        N/A                           0
John Philip Coghlan                  0                        N/A                           0
Jeremiah H. Chafkin 3                0                        N/A                           0
Jeff Lyons 4                         0                        N/A                           0
Mariann Byerwalter                 $600                       N/A                       $146,100
Donald F. Dorward                  $600                       N/A                       $146,100
William A. Hasler                  $600                       N/A                       $146,100
Robert G. Holmes                   $600                       N/A                       $146,100
Gerald B. Smith                    $600                       N/A                       $146,100
Donald R. Stephens                 $600                       N/A                       $146,100
Michael W. Wilsey                  $600                       N/A                       $146,100


----------
1 Estimated compensation for the fiscal period ending October 31, 2002.
2 Unless otherwise stated, information is for the fund complex which included 44 funds as of October 31, 2001.
3 Mr. Chafkin resigned for the board effective May 22, 2002.
4 Appointed to the board on May 22, 2002.


The following table provides information as of December 31, 2001, with respect to a dollar range of securities beneficially owned by each trustee.

     Name of                   Dollar Range of Trustee Ownership of      Aggregate Dollar Range Of
     Trustee                      Equity Securities in the Fund           Trustee Ownership In the
                                                                                Fund Complex
--------------------------------------------------------------------------------------------------
Charles R. Schwab                             None                             Over $100,000

Jeremiah H. Chafkin                           None                             Over $100,000

John P. Coghlan                               None                             Over $100,000

Mariann Byerwalter                            None                           $50,001 - $100,000

Donald F. Dorward                             None                             Over $100,000

William A. Hasler                             None                           $50,001 - $100,000

Robert G. Holmes                              None                             Over $100,000

Gerald B. Smith                               None                             Over $100,000

Donald R. Stephens                            None                             Over $100,000

Michael W. Wilsey                             None                             Over $100,000

                           DEFERRED COMPENSATION PLAN

Independent trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

                                 CODE OF ETHICS

The fund, its investment adviser and Schwab have adopted a Code of Ethics (Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the fund or the investment adviser or the directors or officers of Schwab to buy or sell securities for their own accounts. This includes securities that may be purchased or held by the fund. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of August 6, 2002, the officers and trustees of the trust, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of the fund.

As of August 6, 2002, no person or entity owned, of record or beneficially, more than 5% of the shares of the fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, of 1.75% of the fund's average daily net assets.

The investment adviser and Schwab have contractually guaranteed that, through at least September 3, 2003, the total fund annual operating expenses (excluding interest, taxes, certain non-routine expenses and expenses for dividends paid on securities sold short) will not exceed 2.00% of its average daily net assets. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the fund. The expense cap is not intended to cover all fund expenses, and the fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.

                                   DISTRIBUTOR

Pursuant to a distribution agreement, Schwab is the principal underwriter for shares of the fund and is the trust's agent for the purpose of the continuous offering of the fund's shares. The fund pays for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the distribution agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, shareholder ownership and account activities and distributes the fund's prospectuses, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with the fund, Schwab is entitled to receive an annual fee, payable monthly from the fund, in the amount of 0.05% of the fund's average daily net assets.

For the services performed as shareholder services agent under its contract with the fund, Schwab is entitled to receive an annual fee, payable monthly by the fund, in the amount of 0.20% of the fund's average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT

PFPC Trust, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the fund. PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 serves as fund accountant for the fund.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the fund. The fund accountant maintains all books and records related to the fund's transactions.

                             INDEPENDENT ACCOUNTANTS

The fund's independent accountants, PricewaterhouseCoopers LLP, audit and report on the annual financial statements of the fund and review certain regulatory reports and the fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105.

                                 OTHER SERVICES


Schwab provides the investment adviser with quantitative analyses of the relative attractiveness of stocks in which the fund might invest. The fund is designed to harness the power of the Schwab Equity Research Department's proprietary equity ratings approach, which evaluates stocks on the basis of a wide variety of investment criteria from four broad categories: fundamentals, valuation, momentum and risk. The Schwab Equity Ratings are designed to identify stocks that will outperform, or underperform, the market as a whole. The fund purchases from among Schwab's higher rated stocks and shorts stocks from among Schwab's lower rated stocks. The fund's portfolio managers use specialized software to construct the portfolio and manage overall risk. Pursuant to an agreement between the investment adviser and Schwab, the investment adviser pays Schwab a fixed annual fee for these services.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, the fund's portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded. Short positions that the fund intends to maintain for more than one year are included in the purchases and sales. Costs of covering short sales are included in purchases, and proceeds on short sales are included in sales.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

Typically, funds with high turnover (such as 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions.

The turnover rate for the fund is largely driven by the portfolio models that help the fund construct its investment portfolio.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for the fund, the investment adviser seeks to obtain best execution. Subject to the supervision of the Board of Trustees, the investment adviser will select brokers and dealers for the fund on the basis of a number of factors, including, for example, price paid for securities, commission paid for transactions, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.

In assessing these criteria, the investment adviser will, among other things, monitor the performance of brokers effecting transactions for the fund to determine the effect, if any, that the fund's transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the fund's investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The fund will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its other clients, including mutual funds. In addition to agency transactions, the adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance.

In an attempt to obtain best execution for the fund, the investment adviser may place orders directly with market makers or with third market brokers, such as Instinet, which is a computer subscriber service, or brokers on an agency basis. Placing orders with third market brokers may enable the fund to trade directly with other institutional holders on a net basis. At times, this may allow the fund to trade larger blocks than would be possible trading through a single market maker.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the fund on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                            DESCRIPTION OF THE TRUST

The fund is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund. The fund's minimum initial investment and minimum additional investment are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for retirement savings, college savings or graduation gifts.

The fund may hold special shareholder meetings, which may cause the fund to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

   PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS AND PRICING OF SHARES

                   PURCHASING AND REDEEMING SHARES OF THE FUND

The fund is open each day that the New York Stock Exchange (NYSE) is open (business days). The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading session closes early. The following holiday closings are currently scheduled for 2002:
New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. While orders to buy, sell and exchange shares are typically accepted by Schwab at any time, only orders that are received in good order by the fund's transfer agent prior to the close of the NYSE's trading session will be executed that day at the fund's share price calculated that day. On any day that the NYSE closes early, the fund reserves the right to advance the time by which purchase, redemption and exchanges orders must be received by the fund's transfer agent that day in order to be executed that day at that day's share price.

As long as the fund or Schwab follows reasonable procedures to confirm that an investor's telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

The fund reserves the right to waive its early redemption fee, if applicable, for certain tax-advantaged retirement plans.

The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of the fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

The fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of the fund and increase its expenses, the fund reserves the right to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for the fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities.

Shares of the fund may be held only through a Schwab account or certain third-party investment providers that have an arrangement with Schwab. If you close your Schwab account, your fund shares may be redeemed unless you first transfer them to such a third-party investment provider.

                          EXCHANGING SHARES OF THE FUND

Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments. In addition, different exchange policies may apply to SchwabFunds that are bought and sold through third-party investment providers and the exchange privilege between SchwabFunds may not be available through third-party investment providers.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing the fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing the fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call the fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                PRICING OF SHARES

Each business day, the fund calculates its share price, or NAV, "as of the close of the NYSE." This means that NAVs are calculated using the values of the fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees.

The fund uses approved pricing services to provide values for its portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the fund's Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUND

It is the fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer its losses, cause adjustments in the holding periods of the fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the fund and its shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the fund.

Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. For corporate investors in the fund, dividend distributions the fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the fund were a regular corporation. Distributions by the fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

The fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the fund.

                         CALCULATION OF PERFORMANCE DATA

Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, the fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.

For average "after-tax" total return, the SEC rules mandate several assumptions, including that the highest historical individual federal marginal income tax rates at the time of reinvestment be used, and that the calculations do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation, and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. These returns are not relevant to certain tax-deferred investors.

If the sale of shares results in a loss, it is assumed that the shareholder has sufficient capital gains to offset the capital loss. As a result, returns after taxes on distributions and sale of fund shares may exceed returns after taxes on distributions (but before sale of fund shares).

The fund also may report the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of fund shares. This percentage may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

The fund also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the most recent fiscal year end October 31.

The performance of the fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the fund's performance to be higher or lower than that of an index.

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST

Item 23.       Exhibits.


(a)      Articles of                       Agreement and Declaration of Trust, dated May 6, 1993 is incorporated by
         Incorporation                     reference to Exhibit 1, File No. 811-7704, of Post-Effective Amendment No.
                                           21 to Registrant's Registration on Form N-1A, electronically filed on
                                           December 17, 1997.

(b)      By-Laws                           Amended and Restated Bylaws are incorporated by reference to Exhibit 2, File
                                           No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration
                                           Statement on Form N-1A, electronically filed on February 27, 1996.

(c)      Instruments               (i)     Article III, Section 5, Article V, Article VI, Article VIII, Section 4 and
         Defining rights of                Article IX, Sections 1, 5 and 7 of the Agreement and Declaration of Trust,
         Security Holders                  dated May 6, 1993, referenced in Exhibit (a) above, are incorporated herein by reference to Exhibit 1, File No. 811-7704, to Post-Effective Amendment
                                           No. 21 of Registrant's Registration Statement on Form N-1A electronically filed on December 17, 1997.

                                   (ii)    Articles 9 and 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2, File No. 811-7704, of Post-Effective Amendment
                                           No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

(d)      Investment Advisory       (i)     Investment Advisory and Administration Agreement between Registrant and
         Contracts                         Charles Schwab Investment Management, Inc. (the "Investment Adviser"),
                                           dated June 15, 1994, is incorporated herein by reference to Exhibit 5(a),
                                           File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's
                                           Registration Statement on Form N-1A, electronically filed on December 17,
                                           1997.

                                   (ii)    Amended Schedules A and B to Investment Advisory and Administration
                                           Agreement referenced in Exhibit (d)(i) above is incorporated herein by reference to Exhibit (d)(ii), File No. 811-7704, of Post-Effective Amendment
                                           No. 32 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 1999.

                                   (iii)   Amended Schedules A and B to the Investment Advisory and Administration
                                           Agreement between Registrant and the Investment Adviser, referenced in
                                           Exhibit (d)(i) above, are electronically filed herewith as Exhibit (d)(iii)
                                           to File No. 811-7704.



Part C

                                   (iv)    Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                           Investment Management Inc., and American Century Investment Management, Inc.
                                           is incorporated herein by reference to Exhibit (d)(iv), File No. 811-7704 of
                                           Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                           Form N-1A electronically filed on May 30, 2002.

                                   (v)     Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                           Investment Management Inc., and Aronson + Partners is incorporated herein by reference to Exhibit (d)(v), File No. 811-7704 of Post-Effective Amendment
                                           No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                                   (vi)    Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                           Investment Management Inc., and Artisan Partners Limited Partnership is
                                           incorporated herein by reference to Exhibit (d)(vi), File No. 811-7704 of
                                           Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                           Form N-1A electronically filed on May 30, 2002.

                                   (vii)   Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                           Investment Management Inc., and Berger LLC is incorporated herein by reference to Exhibit (d)(vii), File No. 811-7704 of Post-Effective Amendment
                                           No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                                   (viii)  Investment Sub-Advisory Agreement between Berger and Perkins, Wolf,
                                           McDonnell & Company is incorporated herein by reference to Exhibit
                                           (d)(viii), File No. 811-7704 of Post-Effective Amendment No. 48 to
                                           Registrant's Registration Statement on Form N-1A electronically filed on May
                                           30, 2002.

                                   (ix)    Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                           Investment Management Inc., and Eagle Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(ix), File No. 811-7704 of Post-Effective
                                           Amendment No. 48 to Registrant's Registration Statement on Form N-1A
                                           electronically filed on May 30, 2002.

                                   (x)     Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                           Investment Management Inc., and Harris Associates LP is incorporated herein by reference to Exhibit (d)(x), File No. 811-7704 of Post-Effective
                                           Amendment No. 48 to Registrant's Registration Statement on Form N-1A
                                           electronically filed on May 30, 2002.



Part C

                                   (xi)    Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                           Investment Management Inc., and Pacific Investment Management Company LLC is
                                           incorporated herein by reference to Exhibit (d)(xi), File No. 811-7704 of
                                           Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                           Form N-1A electronically filed on May 30, 2002.

                                   (xii)   Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                           Investment Management Inc., and Royce & Associates, Inc. is incorporated herein by reference to Exhibit (d)(xii), File No. 811-7704 of Post-Effective
                                           Amendment No. 48 to Registrant's Registration Statement on Form N-1A
                                           electronically filed on May 30, 2002.

                                   (xiii)  Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                           Investment Management Inc., and TCW Investment Management Company is
                                           incorporated herein by reference to Exhibit (d)(xiii), File No. 811-7704 of
                                           Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                           Form N-1A electronically filed on May 30, 2002.

                                   (xiv)   Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                           Investment Management Inc., and Thornburg Investment Management Inc. is
                                           incorporated herein by reference to Exhibit (d)(xiv), File No. 811-7704 of
                                           Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                           Form N-1A electronically filed on May 30, 2002.

                                   (xv)    Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                           Investment Management Inc., and Tocqueville Asset Management, L.P.
                                           incorporated herein by reference to Exhibit (d)(xv), File No. 811-7704 of
                                           Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                           Form N-1A electronically filed on May 30, 2002.

                                  (xvi)    Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                           Investment Management Inc., and Veredus Asset Management LLC is incorporated herein by reference to Exhibit (d)(xvi), File No. 811-7704 of Post-Effective
                                           Amendment No. 48 to Registrant's Registration Statement on Form N-1A
                                           electronically filed on May 30, 2002.

                                   (xvii)  Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                           Investment Management Inc., and William Blair & Company, L.L.C. is
                                           incorporated herein by reference to Exhibit (d)(xvii), File No. 811-7704 of
                                           Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                           Form N-1A electronically filed on May 30, 2002.



Part C

(e)      Underwriting              (i)     Distribution Agreement between Registrant and Charles Schwab & Co., Inc.
         Contracts                         ("Schwab"), dated July 21, 1993, is incorporated herein by reference to
                                           Exhibit 6(a), File No. 811-7704, of Post-Effective Amendment No. 21 to
                                           Registrant's Registration Statement on Form N-1A, electronically filed on
                                           December 17, 1997.

                                   (ii)    Amended Schedule A to the Distribution Agreement, referenced at Exhibit
                                           (e)(i) above, is incorporated herein by reference to Exhibit (e)(ii), File
                                           No. 811-7704, of Post-Effective Amendment No. 32 to Registrant's
                                           Registration Statement on Form N-1A, electronically filed on February 26,
                                           1999.

                                   (iii)   Amended Schedule A to the Distribution Agreement between Registrant and
                                           Schwab, referenced at Exhibit (e)(i) above, is electronically filed herein as Exhibit (e)(iii) to File No. 811-7704.

(f)      Bonus or Profit                   Inapplicable
         Sharing Contracts

(g)      Custodian Agreements      (i)     Custodian Agreement between Registrant and Morgan Stanley Trust Company, dated April 4, 1997, is incorporated herein by reference to Exhibit 8(a),
                                           File No. 811-7704, of Post-Effective Amendment No. 18 to Registrant's
                                           Registration Statement on Form N-1A, electronically filed on April 14, 1997.

                                   (ii)    Amended Appendix 2 to Custodian Agreement between the Registrant and Morgan
                                           Stanley Trust Company referred to at Exhibit (g)(i) above, is incorporated herein by reference to Exhibit (g)(ii), File No. 811-7704, of Post-Effective
                                           Amendment No. 30 to Registrant's Registration Statement on Form N-1A,
                                           electronically filed on December 29, 1998.

                                   (iii)   Amended Custodian Agreement referenced at Exhibit (g)(i) above, between
                                           Registrant and Morgan Stanley Trust Company, is incorporated herein by reference to Exhibit 8(c), File No. 811-7704, of Post-Effective Amendment
                                           No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                                   (iv)    Accounting Services Agreement between Registrant and SEI Investments, dated
                                           April 1, 1998, is incorporated herein by reference to Exhibit 8(d), File No.
                                           811-7704, of Post-Effective Amendment No. 26 to Registrant's Registration
                                           Statement on Form N-1A, electronically filed on August 14, 1998.

                                   (v)     Amended Schedule A to the Accounting Services Agreement referenced at
                                           Exhibit (g)(iv) above, is incorporated herein by reference to Exhibit
                                           (g)(v), File No. 811-7704, of Post-Effective Amendment No. 32 to
                                           Registrant's Registration Statement on Form N-1A, electronically filed on
                                           February 26, 1999.



Part C

                                   (vi)    Amended Schedule A to the Accounting Services Agreement referenced at
                                           Exhibit (g)(iv) above, is incorporated herein by reference to Exhibit
                                           (g)(vi), File No. 811-7704, of Post Effective Amendment No. 34 to
                                           Registrant's Registration Statement on Form N-1A, electronically filed on
                                           September 14, 1999.

                                   (vii)   Custodian Services Agreement between Registrant, on behalf of the Schwab S&P
                                           500 Fund, and PFPC Trust Company (assigned by PNC Bank, National Association
                                           ("PNC Bank"), dated February 21, 1996, is incorporated herein by reference to Exhibit 8(c), File No. 811-7704, of Post-Effective Amendment No. 7 to
                                           Registrant's Registration Statement on Form N-1A, electronically filed on
                                           February 27, 1996.

                                   (viii)  Schedule A to the Custodian Services Agreement referenced at Exhibit
                                           (g)(vii) above between Registrant, on behalf of the Institutional Select
                                           Index Funds is incorporated herein by reference to Exhibit (g)(viii), File
                                           No. 811-7704, of Post-Effective Amendment No. 32 to Registrant's
                                           Registration Statement on Form N-1A, electronically filed on February 26,
                                           1999.

                                   (ix)    Schedule I to the Custodian Services Agreement referenced at Exhibit
                                           (g)(vii) above, is incorporated herein by reference to Exhibit (a)(ix), File
                                           No. 811-7704, of Post-Effective Amendment No. 36 to the Registrant's
                                           Registration Statement on Form N-1A, electronically filed on or about
                                           February 25, 2000.

                                   (x)     Accounting Services Agreement between Registrant, on behalf of the Schwab
                                           S&P 500 Fund, and PFPC Inc., dated February 21, 1996, is incorporated herein by reference to Exhibit 8(d), File No. 811-7704, of Post-Effective Amendment
                                           No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

                                   (xi)    Amended Schedule to the Accounting Services Agreement referenced at Exhibit
                                           (g)(x) above between Registrant, on behalf of the Schwab S&P 500 Fund and the Schwab Core Equity Fund(TM) (formerly Schwab Analytics Fund(R)), and
                                           PFPC Inc. is incorporated herein by reference to Exhibit 8(f), File No.
                                           811-7704, of Post-Effective Amendment No. 10 to Registrant's Registration
                                           Statement on Form N-1A, electronically filed on May 17, 1996.

                                   (xii)   Transfer Agency Agreement between Registrant and Schwab, dated July 21,
                                           1993, is incorporated herein by reference to Exhibit 8(j), File No.
                                           811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration
                                           Statement on Form N-1A, electronically filed on December 17, 1997.



Part C

                                  (xiii)   Amended Schedules A and C to the Transfer Agency Agreement referenced at
                                           Exhibit (g)(xii) above, are electronically filed herein as Exhibit (q)(xiii)
                                           to File No. 811-7704.

                                  (xiv)    Amended Schedules A and C to the Transfer Agency Agreement between
                                           Registrant and Schwab referenced at Exhibit (g)(xii) above, are incorporated herein by reference to Exhibit (g)(xiv), File No. 811-7704, of Post
                                           Effective Amendment No. 33 to Registrant's Registration Statement on Form
                                           N-1A electronically filed on April 15, 1999.

                                  (xv)     Shareholder Service Agreement between Registrant and Schwab, dated July 21,
                                           1993 is incorporated herein by reference to Exhibit 8(l), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on
                                           Form N-1A, electronically filed on December 17, 1997.

                                  (xvi)    Amended Schedules A and C to the Shareholder Service Agreement between
                                           Registrant and Schwab referenced at Exhibit (g)(xv) above, is incorporated herein by reference to Exhibit (g)(xvi), File No. 811-7704, of
                                           Post-Effective Amendment No. 32 to Registrant's Registration Statement on
                                           Form N-1A, electronically filed on February 26, 1999.

                                  (xvii)   Amended Schedules A and C to the Shareholder Service Agreement between
                                           Registrant and Schwab referenced at Exhibit (g)(xv) above, are electronically filed herein as Exhibit (q)(xvii) to File No. 811-7704.

                                  (xviii)  Amended Custodian Services Agreement by and between Registrant and PFPC
                                           Trust Company (assigned by PNC Bank), dated November 1, 1998, referenced as
                                           Exhibit (g)(vii) above, is incorporated herein by reference to Exhibit
                                           (g)(xv), File No. 811-7704, of Post-Effective Amendment No. 30 to
                                           Registrant's Registration Statement on Form N-1A, electronically filed on
                                           December 29, 1998.

                                  (xix)    Custodian Agreement by and between Registrant and Brown Brothers Harriman &
                                           Co. dated October 28, 1999, is incorporated herein by reference to Exhibit
                                           (a)(xix), File No. 811-7704, of Post-Effective Amendment No. 38 to
                                           Registrant's Registration Statement on Form N-1A, electronically filed on
                                           May 12, 2000.

                                  (xx)     Amendment to the Custodian Services Agreement pursuant to Rule 17f-5 referenced above as Exhibit (g)(xviii) between Registrant and PFPC Trust
                                           Company (assigned by PNC Bank), dated July 2, 2001, to Post-Effective
                                           Amendment No. 43 to the Registrant's Registration Statement on Form N-1A,
                                           electronically filed on February 26, 2002, is incorporated herein by reference to Exhibit (g)(xx), File No. 811-7704.



Part C

                                (xxi)      Amendment to the Custodian Services Agreement pursuant to Rule 17f-7 referenced above as Exhibit (g)(xviii) between Registrant and PFPC Trust
                                           Company (assigned by PNC Bank), dated July 2, 2001, to Post-Effective
                                           Amendment No. 43 to the Registrant's Registration Statement on Form N-1A,
                                           electronically filed on February 26, 2002, is incorporated herein by reference to Exhibit (g)(xxi), File No. 811-7704.

                                (xxii)     Amendment to the Custodian Services Agreement referenced above as Exhibit
                                           (g)(xviii) between Registrant and PFPC Trust Company (assigned by PNC Bank), dated August 21, 2001, to Post-Effective Amendment No. 43 to the
                                           Registrant's Registration Statement on Form N-1A, electronically filed on
                                           February 26, 2002, is incorporated herein by reference to Exhibit (g)(xxii),
                                           File No. 811-7704.

                                (xxiii)    Form of Custodian Services Agreement between the Registrant and PFPC Trust
                                           Company on behalf of Schwab S&P 500 Fund, Schwab Core Equity Fund, Schwab
                                           Institutional Select S&P 500 Fund, Schwab Institutional Select Large-Cap
                                           Value Index Fund, Schwab Institutional Select Small-Cap Value Index Fund,
                                           Schwab Total Stock Market Index Fund, Schwab U.S. MarketMasters Fund, Schwab
                                           Balanced MarketMasters Fund, Schwab Small-Cap MarketMasters Fund, Schwab
                                           International MarketMasters Fund and Schwab Hedged Equity Fund, is
                                           electronically filed herein as Exhibit (g)(xxiii) to File No. 811-7704.

                                (xxiv)     Form of Accounting Services Agreement between Registrant, on behalf of
                                           Schwab U.S. MarketMasters Fund, Schwab Balanced MarketMasters Fund, Schwab
                                           Small-Cap MarketMasters Fund, Schwab International MarketMasters Fund and
                                           Schwab Hedged Equity Fund, is electronically filed herein as Exhibit
                                           (g)(xxiv) to File No. 811-7704.

                                (xxv)      Rule 17f-5 and 17f-7 Services Agreement between Registrant and PFPC Trust
                                           Company dated May 22, 2002, is electronically filed herein as Exhibit
                                           (g)(xxv) to File No. 811-7704.

(h)      Other Material                    License Agreement between Schwab Capital Trust and Standard & Poor's is
         Contracts                         incorporated herein by reference to Exhibit (h), File No. 811-7704, of
                                           Post-Effective Amendment No. 32 to Registrant's Registration Statement on
                                           Form N-1A, electronically filed on February 26, 1999.

(i)      Legal Opinion                     Opinion of Counsel is electronically filed herein as Exhibit (i) to File No.
                                           811-7704.

(j)      Other Opinions                    Auditors' Consent is incorporated herein by reference to Exhibit (i), File
                                           No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's
                                           Registration Statement on Form N-1A, electronically filed on May 30, 2002.



Part C

(k)      Omitted Financial                 Inapplicable.
         Statements

(l)      Initial Capital        (i)        Purchase Agreement for the Schwab International Index Fund(R), dated June
         Agreement                         17, 1993, is incorporated herein by reference to Exhibit 13(a), File No.
                                           811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration
                                           Statement on Form N-1A, electronically filed on December 17, 1997.

                                (ii)       Purchase Agreement for the Schwab Small-Cap Index Fund(R), dated October 13,
                                           1993, is incorporated herein by reference to Exhibit 13(b), File No.
                                           811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration
                                           Statement on Form N-1A, electronically filed on December 17, 1997.

                                (iii)      Purchase Agreement for the Schwab MarketTrack Portfolios - Growth Portfolio,
                                           Balanced Portfolio and Conservative Portfolio (formerly Schwab Asset
                                           Director(R)- High Growth, Schwab Asset Director - Balanced Growth, and
                                           Schwab Asset Director - Conservative Growth Funds) is incorporated herein by reference to Exhibit 13(c), File No. 811-7704, of Post-Effective Amendment
                                           No. 6 to Registrant's Registration Statement on Form N-1A, electronically filed on December 15, 1996.

                                (iv)       Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and
                                           e.Shares(R) is incorporated herein by reference to Exhibit 13(d), File No.
                                           811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration
                                           Statement on Form N-1A, electronically filed on February 27, 1996.

                                (v)        Purchase Agreement for the Schwab Core Equity Fund(TM) (formerly Schwab
                                           Analytics Fund(R)) is incorporated herein by reference to Exhibit 13(e),
                                           File No. 811-7704, to Post-Effective Amendment No. 13 of Registrant's
                                           Registration Statement on Form N-1A, electronically filed on October 10,
                                           1996.

                                (vi)       Purchase Agreement for Schwab MarketManager International Portfolio
                                           (formerly Schwab OneSource(R) Portfolios-International) is incorporated herein by reference to Exhibit 13(f), File No. 811-7704, of Post-Effective
                                           Amendment No. 13 to Registrant's Registration Statement on Form N-1A,
                                           electronically filed on October 10, 1996.

                                (vii)      Purchase Agreement for Schwab MarketManager(TM) Growth Portfolio and Balanced
                                           Portfolio (formerly Schwab OneSource Portfolios-Growth Allocation and Schwab
                                           OneSource Portfolios-Balanced Allocation) is incorporated herein by reference of Exhibit 13(g), File No. 811-7704, to Post-Effective Amendment
                                           No. 14 to Registration Statement on Form N-1A, electronically filed on
                                           December 18, 1996.


Part C

                                (viii)     Purchase Agreement for Schwab MarketManager Small Cap Portfolio (formerly
                                           Schwab OneSource(R) Portfolios-Small Company) is incorporated herein by reference to Exhibit 13(h), File No. 811-7704, of Post-Effective Amendment
                                           No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                                (ix)       Purchase Agreement for MarketTrack(TM) All Equity Portfolio is incorporated herein by reference to Exhibit 13(i), File No. 811-7704, of Post-Effective
                                           Amendment No. 26 to Registrant's Registration Statement on Form N-1A,
                                           electronically filed on August 14, 1998.

                                (x)        Purchase Agreement for Institutional Select S&P 500 Fund, Institutional
                                           Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value
                                           Index Fund is incorporated herein by reference to Exhibit (l)(x), File No.
                                           811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration
                                           Statement on Form N-1A, electronically filed on February 26, 1999.

                                (xi)       Purchase Agreement for Schwab Total Stock Market Index Fund is incorporated herein by reference to Exhibit (l)(xi), File No. 811-7704, of Post Effective
                                           Amendment No. 33 to Registrant's Registration Statement on Form N-1A
                                           electronically filed on April 15, 1999.

                                (xii)      Purchase Agreement for Schwab Focus Funds, is incorporated herein by reference to Exhibit (l)(xii), File No. 811-7704, of Post Effective
                                           Amendment No. 40 to Registrant's Registration Statement on Form N-1A
                                           electronically filed on February 26, 2001.

                                (xiii)     Form of Purchase Agreement for Schwab Hedged Equity Fund is incorporated herin by reference to Exhibit (l)(xiii) of Post-Effective Amendment No. 46 to Registrant's
                                           Registration Statement Form N-1A electronically filed on May 23, 2002.

(m)      Rule 12b-1 Plan                   Inapplicable.

(n)      Financial Data         (i)        Inapplicable.
         Schedule

(o)      Rule 18f-3 Plan        (i)        Amended and Restated Multiple Class Plan, dated April 10, 1997, for Schwab
                                           International Index Fund, Schwab Small-Cap Index Fund and Schwab S&P 500
                                           Fund is incorporated herein by reference to Post Effective Amendment 18,
                                           File No. 811-7704, to Registrant's Registration Statement on Form N-1A,
                                           electronically filed on April 14, 1997.

                                (ii)       Amended Schedule A to the Amended and Restated Multiple Class Plan and the
                                           Amended and Restated Multiple Class Plan, referenced at Exhibit (o)(i)
                                           above, for Schwab Total Stock Market Index are incorporated herein by reference to Exhibit (o)(ii), File No. 811-7704, of Post Effective Amendment
                                           No. 33 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999.



Part C

(p)      Power of Attorney      (i)       Power of Attorney executed by Mariann Byerwalter, February 14, 2001, to
                                          Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                                          Form N-1A, electronically filled on February 26, 2001, is incorporated herein by reference to Exhibit (p)(i), File No. 811-7704.

                                (ii)      Power of Attorney executed by William A. Hasler, February 14, 2001, to
                                          Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                                          Form N-1A, electronically filled on February 26, 2001, is incorporated herein by reference to Exhibit (p)(ii), File No. 811-7704.

                                (iii)     Power of Attorney executed by Gerald B. Smith, February 14, 2001, to
                                          Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                                          Form N-1A, electronically filled on February 26, 2001, is incorporated herein by reference to Exhibit (p)(iii), File No. 811-7704.

                                (iv)      Power of Attorney executed by Charles R. Schwab, November 21, 2000, to
                                          Post-Effective Amendment No. 35 to the Registrant's Registration Statement on
                                          Form N-1A, electronically filed on December 11, 2000, is incorporated herein by reference to Exhibit (p)(iv), File No. 811-7704.

                                (v)       Power of Attorney executed by Jeremiah H. Chafkin, November 21, 2000, to
                                          Post-Effective Amendment No. 35 to the Registrant's Registration Statement on
                                          Form N-1A, electronically filed on December 11, 2000, is incorporated herein by reference to Exhibit (p)(v), File No. 811-7704.

                                (vi)      Power of Attorney executed by John Coghlan, November 21, 2000, to
                                          Post-Effective Amendment No. 35 to the Registrant's Registration Statement on
                                          Form N-1A, electronically filed on December 11, 2000, is incorporated herein by reference to Exhibit (p)(vi), File No. 811-7704.

                                (vii)     Power of Attorney executed by Donald F. Dorward, February 14, 2001, to
                                          Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit (p)(vii), File No. 811-7704.

                                (viii)    Power of Attorney executed by Robert G. Holmes, February 14, 2001, to
                                          Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit (p)(viii), File No. 811-7704.

                                (ix)      Power of Attorney executed by Donald R. Stephens, February 14, 2001, to
                                          Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit (p)(ix), File No. 811-7704.


Part C

                                (x)       Power of Attorney executed by Michael W. Wilsey, February 14, 2001, to
                                          Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit (p)(x), File No. 811-7704.

                                (xi)      Power of Attorney executed by Tai-Chin Tung, February 14, 2001, to
                                          Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit (p)(xi), File No. 811-7704.

(q)      Code of Ethics         (i)       Code of Ethics adopted by Registrant, Charles Schwab Investment Management
                                          Inc. and Charles Schwab & Co., Inc. to Post-Effective Amendment No. 43 to the
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          February 26, 2002, is incorporated herein by reference to Exhibit (q), File
                                          No. 811-7704.

                                (ii)      Sub-Advisor Code of Ethics adopted by American Century Investment Management,
                                          Inc. is incorporated herein by reference to Exhibit (q)(ii), File No.
                                          811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration
                                          Statement on Form N-1A, electronically filed on May 30, 2002.

                                (iii)     Sub-Advisor Code of Ethics adopted by Aronson + Partners is incorporated herein by reference to Exhibit (q)(iii), File No. 811-7704, of Post-Effective
                                          Amendment No. 48 to Registrant's Registration Statement on Form N-1A,
                                          electronically filed on May 30, 2002.

                                (iv)      Sub-Advisor Code of Ethics adopted by Artisan Partners Limited Partnership is incorporated herein by reference to Exhibit (q)(iv), File No. 811-7704, of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May 30, 2002.

                                (v)       Sub-Advisor Code of Ethics adopted by Berger LLC is incorporated herein by reference to Exhibit (q)(v), File No. 811-7704, of Post-Effective Amendment
                                          No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                                (vi)      Sub-Advisor Code of Ethics adopted by Eagle Asset Management, Inc. is incorporated herein by reference to Exhibit (q)(vi), File No. 811-7704, of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May 30, 2002.

                                (vii)     Sub-Advisor Code of Ethics adopted by Harris Associates LP is incorporated herein by reference to Exhibit (q)(vii), File No. 811-7704, of Post-Effective
                                          Amendment No. 48 to Registrant's Registration Statement on Form N-1A,
                                          electronically filed on May 30, 2002.



Part C

                                (viii)    Sub-Advisor Code of Ethics adopted by Pacific Investment Management Company
                                          LLC is incorporated herein by reference to Exhibit (q)(viii), File No.
                                          811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration
                                          Statement on Form N-1A, electronically filed on May 30, 2002.

                                (ix)      Sub-Advisor Code of Ethics adopted by Perkins, Wolf, McDonnell & Company is incorporated herein by reference to Exhibit (q)(ix), File No. 811-7704, of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May 30, 2002.

                                (x)       Sub-Advisor Code of Ethics adopted by Royce & Associates, Inc. is incorporated herein by reference to Exhibit (q)(x), File No. 811-7704, of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May 30, 2002.

                                (xi)      Sub-Advisor Code of Ethics adopted by TCW Investment Management Company is incorporated herein by reference to Exhibit (q)(xi), File No. 811-7704, of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May 30, 2002.

                                (xii)     Sub-Advisor Code of Ethics adopted by Thornburg Investment Management, Inc.
                                          is incorporated herein by reference to Exhibit (q)(xii), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May 30, 2002.

                                (xiii)    Sub-Advisor Code of Ethics adopted by Tocqueville Asset Management, L.P. is incorporated herein by reference to Exhibit (q)(xiii), File No. 811-7704, of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May 30, 2002.

                                (xiv)     Sub-Advisor Code of Ethics adopted by Veredus Asset Management LLC is incorporated herein by reference to Exhibit (q)(xiv), File No. 811-7704, of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May 30, 2002.

                                (xv)      Sub-Advisor Code of Ethics adopted by William Blair Company, L.L.C. is incorporated herein by reference to Exhibit (q)(xv), File No. 811-7704, of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May 30, 2002.



Part C

Item 24.      Persons Controlled by or under Common Control with the Fund.


         The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Adviser, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25.      Indemnification.

         Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Part C

Item 26.      Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.


Name and Position
with Registrant                  Name of Company                                   Capacity
--------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief Executive
Officer and Trustee

                                 The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Chairman, Director

                                 Schwab Holdings, Inc.                             Chief Executive Officer, Director

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Charles Schwab Holdings (UK)                      Chairman

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director



Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
--------------------------------------------------------------------------------------------------------------------
                                 The Gap, Inc.                                     Director

                                 Audiobase, Inc.                                   Director

                                 Vodaphone AirTouch PLC                            Director

                                 Siebel Systems                                    Director

                                 Xign, Inc.                                        Director

                                 The Charles Schwab Trust Company                  Director until July 2001

David S. Pottruck                Charles Schwab & Co., Inc.                        President and Chief Executive
                                                                                   Officer, Director

                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 Schwab (SIS) Holdings, Inc. I                     President and Chief Operating
                                                                                   Officer

                                 Schwab Holdings, Inc.                             President and Chief Operating
                                                                                   Officer, Director

                                 Schwab International Holdings, Inc.               President and Chief Operating
                                                                                   Officer

                                 Charles Schwab Investment Management, Inc.        Director until October 2001

John Philip Coghlan              Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
President, Chief Executive                                                         President -  Retail.  Prior to
Officer and Trustee                                                                July 2002, Mr. Coghlan was Vice
                                                                                   Chairman and Enterprise
                                                                                   President - Retirement Plan
                                                                                   Services and Services for
                                                                                   Investment Managers.

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President



Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
--------------------------------------------------------------------------------------------------------------------
                                 Charles Schwab Investment Management, Inc.        Chief Executive Officer and
                                                                                   Director

                                 The Charles Schwab Trust Company                  President, Chief Executive
                                                                                   Officer and Director

                                 Schwab Retirement Technologies, Inc. (formerly    Chairman and Director
                                 TrustMark, Inc.)

                                 Schwab Retirement Plan Services, Inc.             Chairman and Director

                                 Performance Technologies, Inc.                    Director

                                 Charles Schwab Asset Management (Ireland) Ltd.    Director until March 2002

                                 Charles Schwab Worldwide Funds PLC                Director until March 2002

Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                   Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary
                                                                                   until February 2000

Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President, Asset
Trustee                                                                            Management Products & Services.
                                                                                   Prior to September 2001, Mr.
                                                                                   Lyons was Executive Vice
                                                                                   President, Mutual Funds.

Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                   Investor Services

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer



Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
--------------------------------------------------------------------------------------------------------------------
Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversite and Corporate
                                                                                   Secretary

Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Capital Markets and
                                                                                   Trading

Daniel O. Leemon                 Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Strategy Officer

Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Vice Chairman - Technology and
                                                                                   Administration

Frederick E. Matteson            Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Smaller Portfolio Investors &
                                                                                   Core Initiative

Mary McLeod                      Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

John P. McGonigle                Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Mutual Funds

Geoffrey J. Penney               Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Financial Products and
                                                                                   International Technology

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Elizabeth G. Sawi                Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Administrative Officer

Maurisa Sommerfield              Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Operations

William Atwell                   Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Institutional and
                                                                                   International

Tai-Chin Tung,                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Principal                                                            Financial Officer
Financial Officer

                                 The Charles Schwab Trust Company                  Vice President



Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
--------------------------------------------------------------------------------------------------------------------
Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Director, Senior Vice President
Senior Vice President and                                                          and Chief Investment Officer
Chief Investment Officer
                                 The Charles Schwab Trust Company                  Chief Investment Officer

Item 27.      Principal Underwriters.

              (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

              (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

              (c) Not applicable.

Item 28.      Location of Accounts and Records.

              All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of Registrant; Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian for the Schwab International Index Fund and the Schwab Small-Cap Index Fund, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, Registrant's custodian for the balance of the funds and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Fund Resources, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia 20005.

Item 29.      Management Services.

              Not applicable.

Item 30.      Undertakings.

              Not applicable.


Part C

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 49 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 30th day of July, 2002.

                                    SCHWAB CAPITAL TRUST
                                    Registrant

                                    Charles R. Schwab*
                                    ---------------------------------
                                    Charles R. Schwab, Chairman and Trustee

                  Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 30th day of July, 2002.

Signature                        Title
---------                        ------

Charles R. Schwab*               Chairman and Trustee
------------------------
Charles R. Schwab

John Coghlan*                    President, Chief Executive Officer and Trustee
------------------------
John Coghlan

------------------------         Trustee
Jeff Lyons

Mariann Byerwalter*              Trustee
------------------------
Mariann Byerwalter

Donald F. Dorward*               Trustee
------------------------
Donald F. Dorward

William A. Hasler*               Trustee
------------------------
William A. Hasler

Robert G. Holmes*                Trustee
------------------------
Robert G. Holmes

Gerald B. Smith*                 Trustee
------------------------
Gerald B. Smith

Donald R. Stephens*              Trustee
------------------------
Donald R. Stephens

Michael W. Wilsey*               Trustee
------------------------
Michael W. Wilsey

Tai-Chin Tung*                   Treasurer and Principal Financial Officer
------------------------
Tai-Chin Tung

*By: /s/Timothy W. Levin
     -------------------
        Timothy W. Levin, Attorney-in-Fact
        pursuant to Powers of Attorney

                                  EXHIBIT INDEX


EXH. NO.      DOCUMENT
--------      --------
(d)(iii)      Investment Advisory Schedules A&B
(e)(iii)      Distribution Agreement Schedule A
(g)(xiii)     Transfer Agency Schedules A&C
(g)(xviii)    Shareholder Service Schedules A&C
(g)(xxiii)    Form of Custodian Agreement
(g)(xxiv)     Form of Accounting Services Agreement
(g)(xxv)      Rule 17f-5 and 17f-7 Services Agreement
(i)           Legal Opinion



Part C